Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 2.3%
General Dynamics Corp.	13,457	$ 3,050,298
Lockheed Martin Corp.	11,868	4,911,097

		7,961,395

Air Freight & Logistics - 1.6%
Expeditors International of Washington, Inc.	4,844	514,675
United Parcel Service, Inc., Class B	25,647	4,998,344

		5,513,019

Airlines - 0.1%
Copa Holdings SA, Class A (A) (B)	4,381	294,491

Banks - 6.0%
Bank of America Corp.	33,990	1,149,202
Citigroup, Inc.	68,951	3,578,557
Citizens Financial Group, Inc.	31,128	1,181,930
Comerica, Inc.	16,754	1,302,958
Commerce Bancshares, Inc.	31,175	2,166,351
JPMorgan Chase & Co.	25,147	2,900,958
KeyCorp	93,404	1,709,293
Prosperity Bancshares, Inc.	29,514	2,186,692
US Bancorp	91,393	4,313,750

		20,489,691

Beverages - 1.2%
Brown-Forman Corp., Class B	15,304	1,135,863
Coca-Cola Co.	23,169	1,486,755
PepsiCo, Inc.	8,313	1,454,442

		4,077,060

Biotechnology - 2.7%
AbbVie, Inc.	18,863	2,707,029
Amgen, Inc.	17,248	4,268,363
Regeneron Pharmaceuticals, Inc. (A)	4,042	2,351,191

		9,326,583

Building Products - 0.2%
Owens Corning	6,263	580,831

Capital Markets - 2.5%
Ameriprise Financial, Inc.	13,364	3,607,211
Charles Schwab Corp.	46,265	3,194,598
Interactive Brokers Group, Inc., Class A	15,873	931,586
T. Rowe Price Group, Inc.	6,127	756,501

		8,489,896

Chemicals - 2.0%
Celanese Corp.	6,316	742,193
CF Industries Holdings, Inc.	3,751	358,183
Dow, Inc.	65,410	3,480,466
LyondellBasell Industries NV, Class A	13,221	1,178,256
Mosaic Co.	16,971	893,693

		6,652,791

Communications Equipment - 1.6%
Cisco Systems, Inc.	123,437	5,600,337

Consumer Finance - 2.3%
Ally Financial, Inc.	25,170	832,372

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance (continued)
American Express Co.	20,987	$ 3,232,417
Capital One Financial Corp.	18,766	2,061,070
Discover Financial Services	18,282	1,846,482

		7,972,341

Containers & Packaging - 0.8%
Packaging Corp. of America	20,075	2,822,746

Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc., Class B (A)	31,278	9,402,167
Voya Financial, Inc.	3,883	233,601

		9,635,768

Diversified Telecommunication Services - 0.2%
Lumen Technologies, Inc.	53,546	583,116
Verizon Communications, Inc.	2,845	131,410

		714,526

Electric Utilities - 1.5%
Edison International	12,765	865,084
Hawaiian Electric Industries, Inc.	66,938	2,831,477
NRG Energy, Inc.	33,197	1,253,187
PPL Corp.	3,933	114,372

		5,064,120

Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics, Inc. (A)	10,712	1,372,957

Equity Real Estate Investment Trusts - 3.6%
Brixmor Property Group, Inc.	12,627	292,694
Douglas Emmett, Inc.	39,380	930,943
Host Hotels & Resorts, Inc.	89,613	1,596,008
Kilroy Realty Corp.	23,946	1,297,394
Mid-America Apartment Communities, Inc.	3,559	661,013
Simon Property Group, Inc.	7,660	832,182
SL Green Realty Corp. (B)	27,763	1,378,433
Vornado Realty Trust	67,933	2,064,484
Weyerhaeuser Co.	85,532	3,106,522

		12,159,673

Food & Staples Retailing - 0.5%
Kroger Co.	30,823	1,431,420
Walmart, Inc.	2,793	368,816

		1,800,236

Food Products - 3.1%
Hershey Co.	16,877	3,847,281
Seaboard Corp.	795	3,228,209
Tyson Foods, Inc., Class A	41,062	3,613,866

		10,689,356

Gas Utilities - 0.6%
National Fuel Gas Co.	28,864	2,088,022

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	15,865	1,726,747
Hologic, Inc. (A)	14,118	1,007,743
Medtronic PLC	52,691	4,874,971

		7,609,461

Health Care Providers & Services - 6.8%
CVS Health Corp.	41,961	4,014,828
Elevance Health, Inc.	7,949	3,792,468
HCA Healthcare, Inc.	4,752	1,009,420
McKesson Corp.	6,045	2,064,851

Transamerica Funds	Page 1

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Molina Healthcare, Inc. (A)	3,861	$ 1,265,327
UnitedHealth Group, Inc.	20,682	11,216,676

		23,363,570

Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc. (A)	791	1,531,131
Darden Restaurants, Inc.	11,072	1,378,353
Marriott International, Inc., Class A	1,568	249,030
McDonald’s Corp.	368	96,920
Travel & Leisure Co.	16,354	705,021
Wyndham Hotels & Resorts, Inc.	8,960	621,914

		4,582,369

Household Products - 3.3%
Colgate-Palmolive Co.	1,515	119,291
Kimberly-Clark Corp.	17,984	2,370,111
Procter & Gamble Co.	62,901	8,737,578

		11,226,980

Industrial Conglomerates - 1.1%
3M Co.	25,685	3,679,119

Insurance - 4.4%
Alleghany Corp. (A)	503	421,252
American International Group, Inc.	42,866	2,219,173
Arch Capital Group Ltd. (A)	20,235	898,434
Chubb Ltd.	17,954	3,386,843
Cincinnati Financial Corp.	11,424	1,112,012
Everest Re Group Ltd.	3,300	862,455
Loews Corp.	51,153	2,979,662
MetLife, Inc.	14,442	913,457
Old Republic International Corp.	8,239	191,722
Unum Group	11,218	361,107
W.R. Berkley Corp.	23,906	1,494,842

		14,840,959

Interactive Media & Services - 0.9%
Alphabet, Inc., Class A (A)	9,940	1,156,221
Alphabet, Inc., Class C (A)	17,160	2,001,542

		3,157,763

IT Services - 3.3%
Amdocs Ltd.	37,244	3,242,463
Gartner, Inc. (A)	7,301	1,938,270
Mastercard, Inc., Class A	9,376	3,317,135
Paychex, Inc.	8,312	1,066,263
Visa, Inc., Class A	7,967	1,689,880

		11,254,011

Life Sciences Tools & Services - 1.4%
Mettler-Toledo International, Inc. (A)	1,031	1,391,571
Thermo Fisher Scientific, Inc.	5,492	3,286,468

		4,678,039

Machinery - 2.9%
Cummins, Inc.	12,901	2,855,120
Illinois Tool Works, Inc.	2,573	534,567
Lincoln Electric Holdings, Inc.	10,329	1,460,934
Nordson Corp.	2,538	586,253
Parker-Hannifin Corp.	12,867	3,719,721
Snap-on, Inc.	3,068	687,385

		9,843,980

Media - 2.2%
Comcast Corp., Class A	4,776	179,196

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Fox Corp., Class B	61,132	$ 1,888,979
Interpublic Group of Cos., Inc.	21,136	631,332
Nexstar Media Group, Inc., Class A	3,690	695,085
Omnicom Group, Inc.	15,978	1,115,904
Sirius XM Holdings, Inc. (B)	456,362	3,048,498

		7,558,994

Metals & Mining - 1.0%
Nucor Corp.	25,666	3,485,443

Multi-Utilities - 1.6%
Consolidated Edison, Inc.	6,104	605,944
DTE Energy Co.	23,772	3,097,492
Public Service Enterprise Group, Inc.	17,827	1,170,699
WEC Energy Group, Inc.	4,393	456,037

		5,330,172

Multiline Retail - 0.3%
Target Corp.	6,351	1,037,626

Oil, Gas & Consumable Fuels - 9.0%
Chevron Corp.	49,697	8,139,375
ConocoPhillips	25,915	2,524,898
Exxon Mobil Corp.	64,747	6,275,927
Marathon Oil Corp.	19,737	489,478
Marathon Petroleum Corp.	29,453	2,699,662
ONEOK, Inc.	62,535	3,735,841
Phillips 66	39,279	3,495,831
Pioneer Natural Resources Co.	9,788	2,319,266
Targa Resources Corp.	12,429	858,968

		30,539,246

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	44,921	3,314,271
Johnson & Johnson	35,911	6,267,188
Merck & Co., Inc.	10,743	959,780
Pfizer, Inc.	79,875	4,034,486

		14,575,725

Real Estate Management & Development - 0.8%
CBRE Group, Inc., Class A (A)	31,445	2,692,321

Road & Rail - 2.6%
Landstar System, Inc.	11,967	1,873,793
Old Dominion Freight Line, Inc.	3,450	1,047,109
Union Pacific Corp.	25,932	5,894,344

		8,815,246

Semiconductors & Semiconductor Equipment - 4.5%
Broadcom, Inc.	12,372	6,624,959
KLA Corp.	2,079	797,380
Microchip Technology, Inc.	1,439	99,089
Micron Technology, Inc.	29,415	1,819,612
QUALCOMM, Inc.	13,936	2,021,556
Texas Instruments, Inc.	21,890	3,915,902

		15,278,498

Software - 1.0%
Microsoft Corp.	12,469	3,500,547

Specialty Retail - 1.9%
AutoNation, Inc. (A)	7,378	876,064
AutoZone, Inc. (A)	628	1,342,281
Home Depot, Inc.	10,542	3,172,509

Transamerica Funds	Page 2

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
O’Reilly Automotive, Inc. (A)	1,655	$ 1,164,441
Ulta Beauty, Inc. (A)	114	44,336

		6,599,631

Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	21,102	3,429,286
Dell Technologies, Inc., Class C	15,256	687,435
Western Digital Corp. (A)	4,684	229,985

		4,346,706

Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp.	2,339	230,696

Tobacco - 1.9%
Altria Group, Inc.	104,899	4,600,870
Philip Morris International, Inc.	19,677	1,911,621

		6,512,491

Trading Companies & Distributors - 1.6%
United Rentals, Inc. (A)	5,428	1,751,453
WW Grainger, Inc.	6,695	3,638,933

		5,390,386

Total Common Stocks (Cost $310,885,036)		333,435,818

EXCHANGE-TRADED FUND - 2.0%
U.S. Equity Fund - 2.0%
iShares Russell 1000 Value ETF	44,174	6,826,208

Total Exchange-Traded Fund (Cost $6,834,091)		6,826,208

OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (C)	2,973,775	2,973,775

Total Other Investment Company (Cost $2,973,775)		2,973,775

Total Investments (Cost $320,692,902)		343,235,801
Net Other Assets (Liabilities) - (0.6)%		(2,161,984)

Net Assets - 100.0%		$ 341,073,817

Transamerica Funds	Page 3

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$333,435,818	$—	$—	$333,435,818
Exchange-Traded Fund	6,826,208	—	—	6,826,208
Other Investment Company	2,973,775	—	—	2,973,775

Total Investments	$343,235,801	$—	$—	$343,235,801

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,674,174, collateralized by cash collateral of $2,973,775 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,881,844. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at July 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 4

Transamerica Large Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Large Value Opportunities (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 5